Other Liabilities - Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other non-current liabilities
Jackpot liabilities	$ 160,101	$ 178,376
Contract liabilities	65,855	67,022
Reserves for uncertain tax positions	47,523	40,803
Finance lease liabilities	36,335
Finance lease liabilities		57,756
Income taxes payable	26,493	25,654
Royalties payable	18,918	26,686
Other	58,324	74,802
Total other non-current liabilities	$ 413,549	$ 471,099